CREDIT RISK AND CONCENTRATION - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk
Cash and cash equivalents			$ 33,814	$ 43,913	$ 49,968
Increase or decrease in interest rates of short-term investments that will not significantly affect the fair value of investment portfolio (as a percent)			10.00%
Net sales	[1]		$ 8,978	10,878	15,753
China
Concentration Risk
Net sales			2,053	2,084	$ 2,577
Cash and Cash Equivalents | Countries Other than US | Credit Concentration Risk
Concentration Risk
Cash and cash equivalents			$ 18,700	$ 38,600
Accounts Receivable | Customer Concentration Risk | Customer A
Concentration Risk
Concentration of risk (as a percent)			0.00%	0.00%
Accounts Receivable | Customer Concentration Risk | Customer B
Concentration Risk
Concentration of risk (as a percent)			70.00%	78.00%
Net sales			$ 700
Accounts Receivable | Customer Concentration Risk | Customer B | Subsequent Event
Concentration Risk
Net sales		$ 1,000
Subsidiaries | China
Concentration Risk
Cash and cash equivalents			10,000	$ 17,200
Subsidiaries | Cash and Cash Equivalents | China | Credit Concentration Risk
Concentration Risk
Cash and cash equivalents			$ 10,000	$ 17,200

[1]	Revenue recognized for the years ended December 31, 2025, 2024 and 2023 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each year was $0.8 million, $0.1 million and $0.1 million, respectively.